INCOME TAX - Uncertain positions (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 COP ($)
Disclosure Of Income Tax [Line Items]
Balance At Beginning	$ 114,968
Balance At Ending	102,552
Tax contingent liability [member]
Disclosure Of Income Tax [Line Items]
Update	12,700
Payments	6,085
Reversal	$ 19,031